Exhibit 99.1

NISSAN AUTO RECEIVABLES 2017-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2017

Collection Period	31-Mar-17	30/360 Days	17	Collection Period Start	28-Mar-17
Distribution Date	17-Apr-17	Actual/360 Days	20	Collection Period End	31-Mar-17
				Prior Month Settlement Date	28-Mar-17
				Current Month Settlement Date	17-Apr-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,112,068,200.74	1,112,068,200.74	1,076,978,503.63	1.033899
Yield Supplement Overcollaterization		70,401,532.33	70,401,532.33	67,115,728.01
Total Adjusted Pool Balance		1,041,666,668.41	1,041,666,668.41	1,009,862,775.62
Total Adjusted Securities		1,041,666,668.41	1,041,666,668.41	1,009,862,775.62	0.969468
Class A-1 Notes	1.00000%	233,000,000.00	233,000,000.00	201,196,107.21	0.863503
Class A-2a Notes	1.47000%	266,000,000.00	266,000,000.00	266,000,000.00	1.000000
Class A-2b Notes	1.04278%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Class A-3 Notes	1.74000%	332,000,000.00	332,000,000.00	332,000,000.00	1.000000
Class A-4 Notes	2.11000%	89,000,000.00	89,000,000.00	89,000,000.00	1.000000
Certificates	0.00000%	41,666,668.41	41,666,668.41	41,666,668.41	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	31,803,892.79	129,444.44	136.4973939	0.5555555
Class A-2a Notes	0.00	184,648.33	-	0.6941667
Class A-2b Notes	0.00	46,345.78	-	0.5793223
Class A-3 Notes	0.00	272,793.33	-	0.8216667
Class A-4 Notes	0.00	88,678.61	-	0.9963889
Certificates	0.00	0.00	-	-
Total Securities	31,803,892.79	721,910.49

I. COLLECTIONS

Interest:
Interest Collections		1,872,915.43
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,872,915.43

Principal:
Principal Collections		34,865,772.92
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		34,865,772.92

Recoveries of Defaulted Receivables		0.00

Total Collections		36,738,688.35

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	50,499	1,041,666,668.41
Total Principal Payment		31,803,892.79
	49,878	1,009,862,775.62

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2017-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2017

III. DISTRIBUTIONS

Total Collections	36,738,688.35
Reserve Account Draw	0.00
Total Available for Distribution	36,738,688.35

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	926,723.50
Servicing Fee Paid	926,723.50
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	129,444.44

Class A-1 Notes Monthly Interest Paid	129,444.44
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	184,648.33

Class A-2a Notes Monthly Interest Paid	184,648.33
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	46,345.78

Class A-2b Notes Monthly Interest Paid	46,345.78
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	272,793.33

Class A-3 Notes Monthly Interest Paid	272,793.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	88,678.61

Class A-4 Notes Monthly Interest Paid	88,678.61
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2017-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2017

Total Note Monthly Interest
Total Note Monthly Interest Due		721,910.49
Total Note Monthly Interest Paid		721,910.49
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		35,090,054.36

4. Total Monthly Principal Paid on the Notes		31,803,892.79

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		31,803,892.79
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		3,286,161.57
Deposit from Remaining Available Collections to fund Reserve Account		0.01
Remaining Available Collections Released to Certificateholder		3,286,161.56

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,166.67
Required Reserve Account Amount		2,604,166.67
Beginning Reserve Account Balance		2,604,166.67
Deposit of Remaining Available Collections		0.01
Ending Reserve Account Balance		2,604,166.68

Required Reserve Account Amount for Next Period		2,604,166.67

VI. POOL STATISTICS

Weighted Average Coupon		2.05%
Weighted Average Remaining Maturity		53.23

	Amount	Number
Principal on Defaulted Receivables	223,924.19	11
Principal Recoveries of Defaulted Receivables	0.00
Monthly Net Losses	223,924.19
Pool Balance at Beginning of Collection Period	1,112,068,200.74

Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.24%
Four-Month Average Net Loss Ratio	0.06%

Cumulative Net Losses for all Periods	223,924.19

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2017-A OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2017

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	1,721,264.19	81	0.16%
61-90 Days Delinquent	0.00	0	0.00%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	1,721,264.19	81	0.16%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.00%	0.00%

60 Day Delinquent Receivables	-
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO

VIII. CREDIT RISK RETENTION DISCLOSURE

NMAC, the sponsor, determined that the combined fair value of the Notes and the Certificates was $1,077,732,109.81 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $77,732,109.81, which is approximately 7.21% of the fair value of the Notes and the Certificates.  NARC II, the depositor, an affiliate of NMAC, retained all of the Certificates as of the Closing Date.  The depositor is retaining a sufficient portion of the Certificates necessary to satisfy the requirements of the SEC’s credit risk retention rules, 17 C.F.R. Part 246 (“Regulation RR”), which will be greater than or equal to the 5.00%  of the fair value of the Notes and the Certificates required to comply with Regulation RR.

Although the actual interest rates on the Notes in some cases were not within the ranges of assumed interest rates, and the actual allocation of the principal balance of the Class A-2 Notes between fixed rate A-2a and floating rate A-2b tranches differed from the assumed allocation, these differences and any other differences between the inputs and assumptions prior to sale of the Notes and at the closing of such sale, do not represent in the aggregate material changes in the method or inputs and assumptions used by NMAC  to calculate the fair value of the Notes and the Certificates as of the Closing Date from the methods or inputs and assumptions used by NMAC to calculate the fair value prior to such sale as disclosed in the preliminary prospectus for the Notes dated as of March 15, 2017.